Jacob Forward ETF
Schedule of Investments (+)
May 31, 2023 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.8%
		Biological Products (No Diagnostic Substances) - 8.2%
1,194		Beam Therapeutics, Inc. *	$38,089
1,013		CRISPR Therapeutics AG *^	64,873
1,090		Krystal Biotech, Inc. *	128,456
			231,418
		Business Services - 9.9%
1,510		JOYY, Inc. - ADR^	37,448
8,826		OptimizeRx Corp. *	123,917
2,640		Zillow Group, Inc. - Class C *	120,410
			281,775
		Catalog & Mail-Order Houses - 1.8%
626		Alibaba Group Holding Ltd. - ADR *^	49,798
		Computer Peripheral Equipment - 1.5%
433		Impinj, Inc. *	44,313
		Computer Processing & Data Preparation - 1.5%
1,500		Autohome, Inc. - ADR^	42,930
		Computer Programming Services - 7.8%
3,969		Doximity, Inc. - Class A *	121,729
2,896		HashiCorp, Inc. - Class A *	99,449
			221,178
		Computer Programming, Data Processing, Etc. - 8.4%
572		MongoDB, Inc. *	168,048
29,139		Nextdoor Holdings, Inc. *	71,973
			240,021
		Industrial Organic Chemicals - 2.8%
51,810		Amyris, Inc. *(a)	43,706
15,950		Codexis, Inc. *	35,250
			78,956
		Medical Laboratories - 2.0%
7,048		CareDx, Inc. *	56,243
		Miscellaneous Amusement & Recreation - 5.4%
6,541		DraftKings, Inc. - Class A *	152,667
		Nonstore Retailers - 3.0%
18,382		Rover Group, Inc. *	85,476
		Patent Owners & Lessors - 3.0%
9,286		Digital Turbine, Inc. *	84,874
		Pharmaceutical Preparations - 12.6%
494		Apellis Pharmaceuticals, Inc. *	42,410
577		Arcturus Therapeutics Holdings, Inc. *	15,775
4,225		Harrow Health, Inc. *	79,684
55,158		Heron Therapeutics, Inc. *	62,880
4,094		Ideaya Biosciences, Inc. *	93,506
1,896		Schrodinger, Inc. *	63,422
			357,677
		Prepackaged Software - 24.0%
1,824		Block, Inc. *	110,151
1,736		Braze, Inc. - Class A *	57,479
2,891		Cloudflare, Inc. - Class A *	199,942
5,300		Hello Group, Inc. - ADR^	42,771
10,245		HUYA, Inc. - ADR *^	29,813
66,308		Porch Group, Inc. *	93,494
2,095		Twilio, Inc. - Class A *	145,855
			679,505
		Schools & Educational Services - 1.6%
1,188		New Oriental Education & Technology Group, Inc. - ADR *^	44,752
		Surgical & Medical Instruments & Apparatus - 6.3%
11,695		Alphatec Holdings, Inc. *	177,296
		TOTAL COMMON STOCKS (Cost $4,617,956)	2,828,879

		MONEY MARKET FUND - 0.1%
2,687		First American Government Obligations Fund - Class X, 4.97%(b)	2,687
		TOTAL MONEY MARKET FUND (Cost $2,687)	2,687

		COLLATERAL FOR SECURITIES ON LOAN - 1.7%
48,566		First American Government Obligations Fund - Class X, 4.97%(b)	48,566
		TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $48,566)	48,566

		TOTAL INVESTMENTS (Cost $4,669,209) - 101.6%	2,880,132
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(46,237)
		TOTAL NET ASSETS - 100.0%	$2,833,895

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(a)	All or a portion of this security is on loan.
	(b)	7-day yield.

Jacob Forward ETF Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Forward ETF (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Prepackaged Software	$679,505	$-	$-	$679,505
Pharmaceutical Preparations	357,677	-	-	357,677
Business Services	281,775	-	-	281,775
Computer Programming, Data Processing, Etc.	240,021	-	-	240,021
Biological Products (No Diagnostic Substances)	231,418	-	-	231,418
Computer Programming Services	221,178	-	-	221,178
Surgical and Medical Instruments and Apparatus	177,296	-	-	177,296
Miscellaneous Amusement & Recreation	152,667	-	-	152,667
Nonstore Retailers	85,476	-	-	85,476
Patent Owners & Lessors	84,874	-	-	84,874
Industrial Organic Chemicals	78,956	-	-	78,956
Medical Laboratories	56,243	-	-	56,243
Catalog & Mail-Order Houses	49,798	-	-	49,798
Schools & Educational Services	44,752	-	-	44,752
Computer Peripheral Equipment	44,313	-	-	44,313
Computer Processing & Data Preparration	42,930	-	-	42,930
Total Common Stocks	2,828,879	-	-	2,828,879

Short Term Investment
Money Market Fund	2,687	-	-	2,687

Collateral for Securities On Loan
Money Market Fund	48,566	-	-	48,566

Total Investments in Securities	$2,880,132	$-	$-	$2,880,132